PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash	$ 74,938	¥ 485,440	$ 73,896	¥ 478,682	¥ 283,033	¥ 75,382
Total current assets	232,342	1,505,065		1,463,682
Non-current assets:
Deferred cost, non current	526	3,409		3,134
Total assets	555,964	3,601,422		2,959,332
Current liabilities:
Accrued expenses and other liabilities	35,404	229,340		130,193
Total current liabilities	233,257	1,510,995		769,819
Long-term bank and other borrowings	42,174	273,196		335,479
Total liabilities	334,625	2,167,634		1,159,274
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2014 and 2015; outstanding shares-134,836,300 and 132,994,201 as of December 31, 2014 and 2015, respectively)	16	105		105
Treasury stock (7,517,232 and 9,359,331 as of December 31, 2014 and 2015, respectively)	(1)	(6)		(5)
Additional paid-in capital	273,910	1,774,330		2,074,125
Accumulated other comprehensive loss	(7,190)	(46,574)		(18,651)
Accumulated deficit	(51,920)	(336,329)		(258,025)
Total shareholders' equity	214,815	1,391,526		1,797,549
Total liabilities and shareholders' equity	555,964	3,601,422		2,959,332
Parent Company [Member]
Current assets:
Cash	273	1,768	$ 27,035	175,125	¥ 195,038	¥ 7,301
Amounts due from subsidiaries	62,197	402,900		374,237
Total current assets	62,470	404,668		549,362
Non-current assets:
Investment in subsidiaries	411,066	2,662,807		2,203,785
Deferred cost, non current	486	3,142		2,867
Total assets	474,022	3,070,617		2,756,014
Current liabilities:
Short-term bank borrowings	85,059	550,995		307,128
Accrued expenses and other liabilities	80,524	521,618		45,920
Amounts due to subsidiaries	93,624	606,478		415,826
Total current liabilities	$ 259,207	¥ 1,679,091		768,874
Long-term bank and other borrowings				189,591
Total liabilities	$ 259,207	¥ 1,679,091		958,465
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2014 and 2015; outstanding shares-134,836,300 and 132,994,201 as of December 31, 2014 and 2015, respectively)	16	105		105
Treasury stock (7,517,232 and 9,359,331 as of December 31, 2014 and 2015, respectively)	(1)	(6)		(5)
Additional paid-in capital	273,910	1,774,330		2,074,125
Accumulated other comprehensive loss	(7,190)	(46,574)		(18,651)
Accumulated deficit	(51,920)	(336,329)		(258,025)
Total shareholders' equity	214,815	1,391,526		1,797,549
Total liabilities and shareholders' equity	$ 474,022	¥ 3,070,617		¥ 2,756,014